UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-05723

Name of Fund: BlackRock Emerging Markets Fund, Inc.

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Emerging

Markets Fund Inc., 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 10/31/2014

Date of reporting period: 01/31/2014

Item 1 – Schedule of Investments

Schedule of Investments January 31, 2014 (Unaudited)	BlackRock Emerging Markets Fund, Inc. (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Brazil — 12.3%
BB Seguridade Participacoes SA	804,240	$7,565,005
BRF SA	374,875	6,716,915
CCR SA	498,609	3,210,767
Itau Unibanco Holding SA, Preference Shares — ADR	1,787,652	21,880,860
Kroton Educacional SA	628,600	9,606,451
Localiza Rent a Car SA	288,003	3,639,943
Mills Estruturas e Servicos de Engenharia SA	509,752	5,912,342
Suzano Papel e Celulose SA, Preference ‘A’ Shares	1,706,519	6,732,026
Vale SA	963,813	13,199,635

		78,463,944
Canada — 0.4%
Canadian Solar, Inc. (a)	59,115	2,313,170
China — 11.5%
Anhui Conch Cement Co., Ltd., Class H	3,297,500	12,719,535
Bank of China Ltd., Class H	41,356,200	17,455,626
China Galaxy Securities Co., Ltd., Class H (a)	10,075,400	7,258,062
China Huishan Dairy Holdings Co., Ltd. (a)(b)	28,172,500	9,270,258
China Railway Construction Corp., Class H	7,055,500	5,886,137
CNOOC Ltd.	2,135,000	3,316,324
CNOOC Ltd. — ADR	20,087	3,094,001
PetroChina Co., Ltd., Class H	4,732,000	4,561,678
Tencent Holdings Ltd.	141,462	9,917,883

		73,479,504
Cyprus — 1.1%
Eurasia Drilling Co., Ltd. — GDR	209,210	7,238,666
Greece — 1.5%
OPAP SA	763,865	9,877,977
Hong Kong — 8.8%
AIA Group Ltd.	2,580,600	11,895,400
China Merchants Holdings International Co., Ltd.	2,376,000	8,085,297
China Overseas Land & Investment Ltd.	1,814,000	4,869,403
ENN Energy Holdings Ltd.	1,092,000	7,065,395
Haier Electronics Group Co., Ltd.	1,553,000	4,505,048
Melco Crown Entertainment Ltd. — ADR (a)	139,478	5,717,203
Sands China Ltd.	1,853,600	14,234,261

		56,372,007
India — 7.5%
Dr Reddy’s Laboratories Ltd. — ADR	279,085	11,643,426
Common Stocks	Shares	Value
India (concluded)
ICICI Bank Ltd. — ADR	294,186	$9,463,964
ITC Ltd.	1,561,167	8,107,249
Sun Pharmaceutical Industries Ltd.	798,634	7,506,412
Tata Motors Ltd. — ADR	357,420	9,954,147
Tata Steel Ltd.	227,271	1,289,123

		47,964,321
Indonesia — 1.4%
Bank Central Asia Tbk PT	5,639,500	4,577,431
Indocement Tunggal Prakarsa Tbk PT	2,457,000	4,511,521

		9,088,952
Ireland — 1.6%
Dragon Oil PLC	1,060,697	10,225,666
Italy — 0.8%
Prada SpA (b)	662,300	4,854,542
Mexico — 5.7%
Cemex SAB de CV (a)(b)	10,631,545	13,140,380
Fomento Economico Mexicano SAB de CV — ADR	70,677	6,377,893
Grupo Financiero Banorte SAB de CV, Series O	1,209,979	7,637,687
Grupo Televisa SAB — ADR	317,389	9,223,324

		36,379,284
Netherlands — 1.4%
Yandex NV (a)	242,522	8,912,683
Panama — 0.6%
Copa Holdings SA, Class A	31,773	4,152,731
Peru — 1.7%
Credicorp Ltd.	80,873	10,668,766
Philippines — 0.9%
Philippine Long Distance Telephone Co.	98,710	5,898,256
Poland — 1.2%
Powszechna Kasa Oszczednosci Bank Polski SA	614,638	7,943,865
Portugal — 0.3%
Jeronimo Martins SGPS SA	114,859	1,963,742
Republic of Korea — 12.1%
Hyundai Motor Co.	79,048	17,155,405
Samsung Electronics Co., Ltd.	14,984	17,744,179
Samsung Electronics Co., Ltd., Preference Shares	5,430	4,785,260

BLACKROCK EMERGING MARKETS FUND, INC.	JANUARY 31, 2014	1

Schedule of Investments (continued)	BlackRock Emerging Markets Fund, Inc. (Percentages shown are based on Net Assets)

Common Stocks	Shares		Value
Republic of Korea (concluded)
SK Hynix, Inc. (a)		407,410	$14,195,763
SK Telecom Co., Ltd.		59,673	12,023,231
Wonik IPS Co., Ltd. (a)		790,995	7,257,116
Samsung Heavy Industries Co., Ltd.		144,650	4,488,290

			77,649,244
Russia — 5.3%
Magnit OJSC — GDR		119,778	6,305,798
Mail.ru Group Ltd. — GDR		190,150	7,086,890
NovaTek OAO — GDR		64,199	7,836,213
Sberbank of Russia — ADR		1,166,750	12,595,287

			33,824,188
South Africa — 1.0%
Mr. Price Group Ltd.		177,778	2,201,852
Shoprite Holdings Ltd.		337,213	4,346,205

			6,548,057
Switzerland — 0.6%
Baidu, Inc., — ADR (a)		24,052	3,764,138
Taiwan — 10.5%
Cathay Financial Holding Co., Ltd.		6,992,000	10,514,594
Delta Electronics, Inc.		1,274,000	6,972,404
Hermes Microvision, Inc.		198,903	5,788,425
Hon Hai Precision Industry Co., Ltd.		3,104,699	8,673,244
Mega Financial Holding Co., Ltd.		9,591,798	7,744,208
Radiant Opto-Electronics Corp.		1,229,000	5,334,090
Taiwan Semiconductor Manufacturing Co., Ltd. — ADR		1,308,205	22,134,829

			67,161,794
Thailand — 1.0%
Kasikornbank PCL — NVDR		1,259,600	6,480,753
Turkey — 0.8%
Turkiye Garanti Bankasi AS		1,973,624	5,225,287
United States — 3.8%
Cognizant Technology Solutions Corp., Class A (a)		134,232	13,009,765
First Cash Financial Services, Inc. (a)		98,877	4,858,816
Samsonite International SA		2,375,400	6,513,095

			24,381,676
Total Common Stocks — 93.8%			600,833,213
Participation Notes	Par Value (000)		Value
South Korea — 0.6%
Hyundai Motor Co. (Deutsche Bank AG London Ltd., due 8/23/21) (a)	USD	5,225	$1,144,731
LG Chem Ltd. (Deutsche Bank AG London Ltd., due 12/04/17) (a)		12,158	2,929,932

			4,074,663
Switzerland — 2.1%
UBS AG (Shinhan Financial Group Co., Ltd. due 2/22/16) (a)		308,849	13,038,616
Total Participation Notes — 2.7%			17,113,279
Total Long-Term Investments (Cost — $579,878,519) — 96.5%			617,946,492

Short-Term Securities	Shares
BlackRock Liquidity Funds, TempFunds, Institutional Class, 0.03% (c)(d)		10,058,567	10,058,567

	Beneficial Interest (000)
BlackRock Liquidity Series, LLC, Money Market Series, 0.14% (c)(d)(e)	USD	11,746	11,745,500
Total Short-Term Securities (Cost — $21,804,067) — 3.4%			21,804,067
Total Investments (Cost — $601,682,586*) — 99.9%			639,750,559
Other Assets Less Liabilities — 0.1%			570,438

Net Assets — 100.0%			$640,320,997

*	As of January 31, 2014, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$607,644,839

Gross unrealized appreciation	$59,624,547
Gross unrealized depreciation	(27,518,827)

Net unrealized appreciation	$32,105,720

2	BLACKROCK EMERGING MARKETS FUND, INC.	JANUARY 31, 2014

Schedule of Investments (continued)	BlackRock Emerging Markets Fund, Inc.

Notes to Schedule of Investments

(a)	Non-income producing security.

(b)	Security, or a portion of security, is on loan.

(c)	Investments in issuers considered to be an affiliate of the Fund during the period ended January 31, 2014, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/ Beneficial Interest Held at October 31, 2013	Net Activity	Shares/ Beneficial Interest Held at January 31, 2014	Income
BlackRock Liquidity Funds, TempFund, Institutional Class	12,203,141	(2,144,574)	10,058,567	$2,641
BlackRock Liquidity Series, LLC, Money Market Series	2,485,950	9,259,550	11,745,500	$69,624

(d)	Represents the current yield as of report date.

(e)	Security was purchased with the cash collateral from loaned securities. The Fund may withdraw up to 25% of its investment daily, although the manager of the BlackRock Liquidity Series, LLC, Money Market Series, in its sole discretion, may permit an investor to withdraw more than 25% on any one day.

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:	ADR	American Depositary Receipts	MXN	Mexican Peso
	BRL	Brazilian Real	NVDR	Non-voting Depository Receipts
	EUR	Euro	PHP	Philippine Peso
	GBP	British Pound	PLN	Polish Zloty
	GDR	Global Depositary Receipt	THB	Thai Baht
	HKD	Hong Kong Dollar	USD	US Dollar
	IDR	Indonesian Rupiah	ZAR	South African Rand

BLACKROCK EMERGING MARKETS FUND, INC.	JANUARY 31, 2014	3

Schedule of Investments (continued)	BlackRock Emerging Markets Fund, Inc.

•	Foreign currency exchange contracts outstanding as of January 31, 2014 were as follows:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation/ (Depreciation)
BRL	1,389,881	USD	571,309	Brown Brothers Harriman & Co.	2/03/14	$4,628
BRL	1,420,658	USD	583,960	Brown Brothers Harriman & Co.	2/03/14	4,731
BRL	1,732,393	USD	712,099	Brown Brothers Harriman & Co.	2/03/14	5,769
BRL	3,099,197	USD	1,273,922	Brown Brothers Harriman & Co.	2/03/14	10,320
BRL	1,501,663	USD	617,257	Brown Brothers Harriman & Co.	2/03/14	5,000
BRL	1,528,602	USD	628,330	Brown Brothers Harriman & Co.	2/03/14	5,090
BRL	848,942	USD	348,957	Brown Brothers Harriman & Co.	2/03/14	2,827
BRL	2,176,518	USD	894,656	Brown Brothers Harriman & Co.	2/03/14	7,248
EUR	709,381	USD	965,751	Citibank N.A.	2/03/14	(9,009)
EUR	357,371	USD	488,874	HSBC Bank PLC	2/03/14	(6,888)
GBP	274,334	USD	452,376	Citibank N.A.	2/03/14	(1,399)
GBP	1,364	USD	2,246	Citibank N.A.	2/03/14	(4)
PLN	2,378,281	USD	770,787	BNP Paribas S.A.	2/03/14	(16,256)
THB	20,176,320	USD	612,146	Brown Brothers Harriman & Co.	2/03/14	(927)
USD	1,223,020	BRL	2,975,362	Brown Brothers Harriman & Co.	2/03/14	(9,908)
USD	270,726	BRL	661,195	Brown Brothers Harriman & Co.	2/03/14	(3,259)
USD	1,188,256	BRL	2,890,790	Brown Brothers Harriman & Co.	2/03/14	(9,626)
USD	223,196	BRL	540,916	Brown Brothers Harriman & Co.	2/03/14	(948)
GBP	325,858	USD	536,720	Citibank N.A.	2/04/14	(1,043)
HKD	9,864,725	USD	1,270,210	Goldman Sachs International	2/04/14	395
IDR	5,082,442,703	USD	416,840	Brown Brothers Harriman & Co.	2/04/14	(587)
IDR	9,717,744,303	USD	797,007	Brown Brothers Harriman & Co.	2/04/14	(1,123)
IDR	5,431,521,643	USD	445,470	Brown Brothers Harriman & Co.	2/04/14	(627)
MXN	26,630,045	USD	1,994,760	Goldman Sachs International	2/04/14	(3,580)
PHP	25,152,487	USD	554,936	Brown Brothers Harriman & Co.	2/04/14	61
USD	994,719	BRL	2,403,043	Brown Brothers Harriman & Co.	2/04/14	(1,051)
USD	433,538	EUR	320,048	UBS AG	2/04/14	1,888
USD	1,270,573	HKD	9,864,725	HSBC Bank PLC	2/04/14	(33)
USD	459,830	HKD	3,569,986	State Street Bank and Trust Co.	2/04/14	5
HKD	79,419,441	USD	10,229,223	Citibank N.A.	2/05/14	232
USD	1,564,490	HKD	12,150,295	HSBC Bank PLC	2/05/14	(504)
ZAR	17,770,566	USD	1,585,838	BNP Paribas S.A.	2/05/14	13,457
Total						$(5,121)

4	BLACKROCK EMERGING MARKETS FUND, INC.	JANUARY 31, 2014

Schedule of Investments (continued)	BlackRock Emerging Markets Fund, Inc.

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, please refer to the Fund’s most recent financial statements as contained in its annual report.

BLACKROCK EMERGING MARKETS FUND, INC.	JANUARY 31, 2014	5

Schedule of Investments (continued)	BlackRock Emerging Markets Fund, Inc.

The following table summarizes the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy as of January 31, 2014:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long Term Investments:
Common Stocks:
Brazil	$78,463,944	$—	$—	$78,463,944
Canada	2,313,170	—	—	2,313,170
China	3,094,001	70,385,503	—	73,479,504
Cyprus	7,238,666	—	—	7,238,666
Greece	—	9,877,977	—	9,877,977
Hong Kong	5,717,203	50,654,804	—	56,372,007
India	31,061,537	16,902,784	—	47,964,321
Indonesia	—	9,088,952	—	9,088,952
Ireland	—	10,225,666	—	10,225,666
Italy	—	4,854,542	—	4,854,542
Mexico	36,379,284	—	—	36,379,284
Netherlands	8,912,683	—	—	8,912,683
Panama	4,152,731	—	—	4,152,731
Peru	10,668,766	—	—	10,668,766
Philippines	—	5,898,256	—	5,898,256
Poland	—	7,943,865	—	7,943,865
Portugal	—	1,963,742	—	1,963,742
Republic of Korea	—	77,649,244	—	77,649,244
Russia	7,086,890	26,737,298	—	33,824,188
South Africa	—	6,548,057	—	6,548,057
Switzerland	3,764,138	—	—	3,764,138
Taiwan	22,134,829	45,026,965	—	67,161,794
Thailand	—	6,480,753	—	6,480,753
Turkey	—	5,225,287	—	5,225,287
United States	17,868,581	6,513,095	—	24,381,676
Participation Notes	—	1,144,731	15,968,548	17,113,279
Short-Term Securities	10,058,567	11,745,500	—	21,804,067

Total	$248,914,990	$374,867,021	$15,968,548	$639,750,559

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[1]
Assets:
Foreign currency exchange contracts	$61,651	—	—	$61,651
Liabilities:		—	—
Foreign currency exchange contracts	(66,772)	—	—	(66,772)

Total	$(5,121)	—	—	$(5,121)

[1]	Derivative financial instruments are foreign currency exchange contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

6	BLACKROCK EMERGING MARKETS FUND, INC.	JANUARY 31, 2014

Schedule of Investments (concluded)	BlackRock Emerging Markets Fund, Inc.

The carrying amount for certain of the Fund’s assets and/or liabilities approximates fair value for financial reporting purposes. As of January 31, 2014, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Foreign currency at value	$1,104,166	—	—	$1,104,166
Liabilities:
Collateral on securities loaned at value	—	$(11,745,500)	—	(11,745,500)

Total	$1,104,166	$(11,745,500)	—	$(10,641,334)

Certain foreign securities are fair valued utilizing an external pricing service to reflect any significant market movements between the time the Fund values such securities and the earlier closing of foreign markets. Such fair valuations are categorized as Level 2 in the disclosure hierarchy. As of October 31, 2013, the Fund did not utilize the external pricing service model adjustments as significant market movements did not occur. As of January 31, 2014, securities with a value of $7,167,267 were systematically fair valued due to significant market movements. Therefore, these securities were transferred from Level 1 to Level 2 during the period November 1, 2013 to January 31, 2014.

A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

	Participation Notes	Rights	Total
Assets:
Opening Balance, as of October 31, 2013	$14,452,014	$68,725	$14,520,739
Transfers into Level 3	—	—	—
Transfers out of Level 3	—		—
Accrued discounts/premiums	—	—	—
Net realized gain (loss)	(168,675)	—	(168,675)
Net change in unrealized appreciation/depreciation	(903,823)	(68,725)	(972,548)
Purchases	3,314,705	—	3,314,705
Sales	(725,673)	—	(725,673)

Closing Balance, as of January 31, 2014	$15,968,548	—	$15,968,548

Net change in unrealized appreciation/depreciation on investments held as of January 31, 2014	$(903,823)	—	$(903,823)

The Fund’s investments that are categorized as Level 3 were valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information inputs could result in a significantly lower or higher value of such Level 3 investments.

BLACKROCK EMERGING MARKETS FUND, INC.	JANUARY 31, 2014	7

Item 2 – Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Emerging Markets Fund Inc.

By:	/s/ JOHN M. PERLOWSKI
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Emerging Markets Fund Inc.

Date: March 25, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ JOHN M. PERLOWSKI
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Emerging Markets Fund Inc.

Date: March 25, 2014

By:	/s/ NEAL J. ANDREWS
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Emerging Markets Fund Inc.

Date: March 25, 2014